Related-Party Transactions (Details) - Angel Studios, Inc. CIK: 0001671941		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 07, 2024	Feb. 29, 2024 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) employee	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2021
Related-Party Transactions
Expenses for marketing services					$ 231,500
Lease payments								$ 734,890	$ 466,534
Receipt of notes payable						$ 15,043,019	$ 10,406,204	28,911,394	2,000,000
Term of repayment	100 days
Number of employees | employee				0		0
Notes and interest payable				$ 3,542,680		$ 3,542,680		4,160,277	2,000,000
Related party
Related-Party Transactions
Expenses for marketing services				81,915		303,370	333,650	990,310	1,659,328
Ownership interest										50.00%
Lease payments				146,172	$ 104,700	$ 252,506	$ 241,150	414,865	$ 395,696
Related party | Tuttle Twins, LLC
Related-Party Transactions
Ownership interest			8.00%
Purchase Price			$ 1,747,980
Capital funding to support operating expenses				2,700,000				900,000
Related party | Angel P&A
Related-Party Transactions
Ownership interest		100.00%
Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity		$ 15,000,000
Maximum Revenue participation rights payable (in percent)		110.00%
Rate of return on initial investment (in percent)		10.00%				10.00%
Receipt of notes payable						$ 10,000,000
Notes and interest payable				$ 0		$ 0		$ 0